Subsequent Events (Details)	Jan. 18, 2018 USD ($)	Mar. 28, 2018 CNY (¥)	Mar. 09, 2018 USD ($)	Mar. 09, 2018 CNY (¥)	Jan. 18, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Subsequent Events (Textual)
Cost method investment | $						$ 3,688,676
Subsequent Event [Member]
Subsequent Events (Textual)
Borrowed loan	$ 3,780,000				¥ 25,000,000
Annual interest rate	5.22%				5.22%
Registered capital				¥ 20,000,000
Cost method investment			$ 307,000	¥ 2,000,000
Equity interest, percentage			10.00%	10.00%
Loan Matured, description	The loan matures on January 17, 2019.
Loan, term	1 year
Subsequent Event [Member] | Guangxi Taiying Information Technology Co., Ltd.("GTTC") [Member]
Subsequent Events (Textual)
Registered capital		¥ 10,000,000